Equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2011	Dec. 31, 2012 Ratio	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Nov. 20, 2012 Brookfield Asset Management Inc. [Member]	Mar. 31, 2011 Brookfield Asset Management Inc. [Member]	Mar. 31, 2011 Brookfield Office Properties [Member]	Dec. 31, 2012 Brookfield Office Properties [Member]	Mar. 31, 2011 Brookfield Homes [Member]	Mar. 31, 2011 Brookfield Homes [Member]	Dec. 31, 2012 Brookfield Homes [Member]	Nov. 20, 2012 Brookfield Residential [Member]	Mar. 31, 2011 Brookfield Residential [Member]	Nov. 26, 2012 Provision of over-allotment option [Member]
Equity [Line Items]
Preferred shares issued and outstanding		65,286	70,002		9,995,739
Convertible preferred shares, percentage	8.00%	8.00%
Conversion rate of common shares per convertible preferred share		2.731787607
Conversion price per share		$ 9.15
Preferred Share dividends in arrears		$ 0	$ 0
Weighted average market price of common shares		$ 18.30
Preferred shares issued		38,800,000
Common shares of Brookfield Residential common shares		116,279,534	99,342,718				53,808,461		51,500,000			11,354,500
Merger conversion ratio of common shares	0.764900530						Merger conversion ratio of 0.76490053 to 41,158,120 Common Shares			0.76490053		Merger exchange ratio of 0.76490053 to 8,684,598 Common Shares		0.76490053
Common shares of Brookfield Residential			(12,650,341)				41,158,120				34,421	8,684,598
Common Shares issued		118,279,534	101,342,718		53,808,461	8,000,000	60,184,598	51,500,000		8,685,066	8,685,066		8,000,000		424,696
Common stock exercised											45,000
Gross proceeds from issuance of common shares						111,000,000							116,000,000		6,200,000
Transaction costs incurred in relation to common shares offering													5,200,000
Authorized amount of outstanding common shares to repurchase				144,000,000
Cancellation of treasury stock								$ 110,700,000